Financial instruments fair value disclosures - Summary of Changes in Level 3 (Detail) £ in Thousands	6 Months Ended
Jun. 30, 2022 GBP (£)
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	£ 4,123
Ending balance	4,334
Provision for deferred cash consideration [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	4,123
Ending balance	4,334
Level 3 of fair value hierarchy [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	7,995
Settled during the period	0
Movement during the period	(1,091)
Ending balance	6,904
Level 3 of fair value hierarchy [member] | Provision for deferred cash consideration [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	4,123
Movement during the period	211
Ending balance	£ 4,334